Commitments and Guarantees	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
Commitments and Guarantees	COMMITMENTS
37.1Aircraft acquisition
Through contracts with manufacturers and lessors, the Company committed to acquiring certain aircraft, as follows:

	December,31
Description	2023	2022

Lessors	31	32
Manufacturers	96	112
	127	144
The amounts shown below are discounted to present value using the weighted discount rate for lease operations, equivalent to 15.8% (21.0% as of December 31, 2022) and do not necessarily represent a cash outflow, as the Company is evaluating the acquisition of financing to meet these commitments.

	December 31,
Description	2023	2022

2023	—	2,025,240
2024	916,053	1,544,642
2025	1,290,764	1,969,208
2026	4,991,454	2,414,533
2027	4,359,775	1,361,299
After 2027	4,889,906	4,650,961
	16,447,952	13,965,883
37.2Letters of credit
The position of the letters of credit in use by the Company follows, for the following purposes:

	December, 31
	2023		2022
Description	R$	US$	R$	US$

Security deposits and maintenance reserves	1,979,883	408,957	2,453,336	470,194
Bank guarantees	9,161	—	44,563	—
	1,989,044	408,957	2,497,899	470,194